CONTRACT FULFILMENT COSTS (Details Narrative) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Contract Fulfilment Costs
Contract fulfillment costs	$ 4,278,845		$ 662,929
Amortisation of contract fulfillment cost	$ 162,929